Cover	Jun. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2026
Entity File Number	001-42990
Entity Registrant Name	Hoyne Bancorp, Inc.
Entity Central Index Key	0002073153
Entity Tax Identification Number	39-2556785
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	810 S. Oak Park Avenue
Entity Address, City or Town	Oak Park
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60304
City Area Code	708
Local Phone Number	434-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	HYNE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false